Note 19 - Income Tax - Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 27,657,137	$ 22,528,391
Unused tax losses [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	26,294,813	21,358,373
Temporary differences, mineral properties [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	1,103,502	832,290
Temporary differences, fixed assets [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	254,545	251,449
Temporary differences, share issue costs [Member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 4,277	$ 86,279